Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2020
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Investments Accounted for Using the Equity Method

13.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

13.1. Investments accounted for using the equity method

a.	The detail of the Group's investees accounted for using the equity method and the movements for the years ended December 31, 2020 and 2019, are as follows:

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2020	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2020	Equity	12-31-2020
Number	Associates and Joint Ventures	Relationship	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	1,410,206	—	1,127,312	(686,058)	(122,077)	—	—	1,729,383	—	1,729,383
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Joint Venture	Chile	Chilean peso	50.00%	6,099,228	—	1,351,965	—	—	—	—	7,451,193	—	7,451,193
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Angentine peso	0.0793%	401,908	—	15,333	—	(130,962)	—	84,284	370,563	—	370,563
76.364.085-K	Energía Marina SpA.	Associate	Chile	Chilean peso	25.00%	17,246	—	(70,360)	—	—	—	—	(53,114)	53,114	—
77.157.779-2	Enel AMPCI Ebus Chile SpA	Associate	Chile	U.S. dollar	20.00%	—	2,727,091	1,085,142	—	(389,551)	18,982	—	3,441,664	—	3,441,664
					TOTAL	7,928,588	2,727,091	3,509,392	(686,058)	(642,590)	18,982	84,284	12,939,689	53,114	12,992,803

								Share of		Foreign	Other	Other	Balance as	Negative	Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Equity	of
Taxpayer ID					Ownership	1-1-2019	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2019	Provision	12-31-2019
Number	Associates and Joint Ventures	Relationship	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,052,983	—	(254,132)	(1,518,880)	130,235	—	—	1,410,206	—	1,410,206
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Joint Ventures	Chile	Chilean peso	50.00%	9,473,711	—	695,437	(4,069,920)	—	—	—	6,099,228	—	6,099,228
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine peso	0.0793%	300,198	—	104,335	—	(95,726)	—	93,101	401,908	—	401,908
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean peso	25.00%	46,639	131,647	(179,551)			—	18,511	17,246	—	17,246
					TOTAL	12,873,531	131,647	366,089	(5,588,800)	34,509	—	111,612	7,928,588	—	7,928,588

(*)See section b) below

13.2. Additional financial information on investments in associates

Financial information as of December 31, 2020 and 2019 of the main companies in which the Group exercises significant influence is detailed below:

	As of December 31, 2020
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	57,032,080	1,433,019,578	117,974,825	1,366,888,682	553,288,674	(549,906,739)	3,381,935	(366,207)	3,015,728
Enel AMPCI E bus Chile SpA	20.00%	20,007,409	93,871,600	15,101,345	81,569,344	7,503,692	(2,077,983)	5,425,709	—	5,425,709

	As of December 31, 2019
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	67,419,256	1,615,973,312	161,197,047	1,517,964,903	582,441,735	(583,204,131)	(762,396)	389,843	(372,553)

None of the Company’s associates have issued price quotations

13.3. Joint ventures

Information as of December 31, 2020 and 2019 of the statements of financial position and statements of income of the joint venture related to Transmisora Eléctrica de Quillota Ltda., is as follows:

	Transmisora Eléctrica
	de Quillota Ltda.
	50.0%	50.0%
	12-31-2020	12-31-2019
	ThCh$	ThCh$
Total current assets	7,157,805	3,346,667
Total non-current assets	10,068,936	10,834,220
Total current liabilities	806,841	365,640
Total non-current liabilities	1,517,515	1,616,791
Cash and cash equivalents	4,261,166	2,403,904

Revenues	4,643,283	3,191,566
Other fixed operating expenses	(268,806)	(768,866)
Depreciation and amortization expense	(782,799)	(782,800)
Other Income	4,187	6,087
Interest income	29,103	152,370
Income tax expense	(921,039)	(407,478)
Profit (loss)	2,703,929	1,390,879
Comprehensive income	2,703,929	1,390,879

There are no significant commitments and contingencies, or restrictions to the availability of funds in associated companies and joint ventures.